Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,159,304	¥ (494,551)	¥ (1,392,565)
Net increase in time deposits [Member]
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,292,045	¥ 666,401